EQUITY	12 Months Ended
Dec. 31, 2019
EQUITY
EQUITY

NOTE 22 – EQUITY

Equity includes:

	As of December 31,
	2019	2018
Equity attributable to Controlling Company	305,078	347,186
Equity attributable to non-controlling interest	4,768	4,964
Total equity (*)	309,846	352,150

(*)Additional information is given in the consolidated statements of changes in equity.

(a)Capital Stock

As of December 31, 2019, the total capital stock of Telecom Argentina amounted to $2,153,688,011, represented by the same number of common book-entry shares with nominal value of $1 peso and are entitled to one vote per share.

As of December 31, 2018, the total capital stock of Telecom Argentina amounted to $2,168,909,384, represented by the same number of common book-entry shares with nominal value of $1 peso, of which 2,153,688,011 are  entitled to one vote per share, since 15,221,373 were treasury shares that were acquired by the Company .

Public Offering Authorization and Listing of Telecom Argentina's Shares issued as a result of the Merger by absorption between Telecom Argentina y Cablevisión

Pursuant to the Pre-Merger Commitment and the Final Merger Agreement, mentioned in Note 4, Telecom Argentina issued, effective as of January 1, 2018, 342,861,748 Class A Shares and 841,666,658 Class D, all of them common book-entry shares, with nominal value of $1 peso, which have been fully paid. After the mentioned issuance, Class A Shares amounted to 683,856,600 shares and Class D Shares amounted to 841,666,658 shares (both have certain veto rights in accordance with the Shareholders' agreement and the Company's Bylaws).

Through Resolution No. RESFC-2019-20407-APN-DIR#CNV issued on September 4, 2019, the Board of Directors of the CNV authorized the public offering of 1,184,528,406 book-entry ordinary shares of Telecom, with nominal value of $1 each, to be delivered to the shareholders of Cablevisión as a result of the Merger by absorption between Telecom Argentina and Cablevisión and upon the capital stock increase approved at the Telecom Argentina S.A. General Ordinary and Extraordinary Shareholders' Meeting held on August 31, 2017 and at the Board of Directors’ Meeting held on January 1, 2018.

Additionally, on September 10, 2019, the Buenos Aires Stock Exchange, in exercise of the powers delegated pursuant to Section 32, subsection b) of Law No. 26,831, authorized the listing of 1,184,528,406 book-entry ordinary shares with nominal value of $1 each, of which 342,861,748 are Class “A” shares and 841,666,658 are Class “D” shares of Telecom Argentina.

As of the date of these financial statements, all the shares of Telecom Argentina are authorized by the CNV for public offering.

Class B Shares, amounting to 628,051,575 shares, are listed and traded on the leading companies’ panel of the BYMA and the American Depositary Shares (ADS) representing 5 Class “B” shares of the Company are traded on the NYSE under the symbol TEO.

The Merger, the increase in capital stock as a result of the mentioned Merger and the Bylaws’ amendment was registered with Public Registry of Commerce within the General Board of Corporations on August 30, 2018. Additional information is provided in Note 4.

The dissolution of Cablevisión, due to the Merger, was registered with Public Registry of Commerce within the General Board of Corporations on August 30, 2018 under No. 16346, L° 91 T° of Stock Companies.

(b)Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of the Company upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares was to be included in the PPP (an employee share ownership program sponsored by the Argentine government). Pursuant to the PPP, the Class “C” shares were held by a trustee for the benefit of former employees of the state-owned company who remained employed by the Company and who elected to participate in the plan. In 1999, Decree No. 1,623/99 of the Argentine government eliminated the restrictions on some of the Class “C” shares held by the PPP, although it excluded Class “C” shares of the Fund of Guarantee and Repurchase subject to an injunction against their use. In March 2000, the shareholders’ meeting of the Company approved the conversion of up to unrestricted 52,505,360 Class “C” shares into Class “B” shares (these shares didn’t belong to the Fund of Guarantee and Repurchase), most of which was sold in a secondary public offering in May 2000.

As required by the executive committee of PPP, the Annual Shareholders Meetings held on April 27, 2006, approved that the power for the additional conversion of up to 41,339,464 Class “C” ordinary shares into the same amount of Class “B” ordinary shares, be delegated to the Board of Directors. That delegation does not include 4,593,274 Class “C” shares of the Fund of Guarantee and Repurchase, that were affected by an injunction measure recorded in file “Garcías de Vicchi, Amerinda y otros c/ Sindicación de Accionistas Clase C del Programa de Propiedad Participada s/nulidad de acto jurídico ("Garcias de Vicchi")", with respect to which the Annual Shareholders Meetings considered that there were legal impediments to approve that delegation of faculties for their conversion to Class "B". As of December 31, 2011, the 41,339,464 Class "C" shares had been converted to Class "B" in eleven tranches.

With the injunction measure issued in the case Garcías de Vicchi having been revoked, the Board of Directors of the Company convened the Ordinary and Extraordinary General Meeting and the Special Meeting of Class “C” shares , that were held on December 15, 2011, and approved the power for the additional conversion of up to 4,593,274 Class “C” shares into the same amount of Class “B” shares in one or more tranches, be delegated to the Board of Directors. As of December 31, 2018, 4,382,408 Class “C” shares were converted into Class “B” shares in 11 tranches.

Likewise, on October 15, 2019 97,688 Class "C" shares were converted into the same amount of Class "B" shares.

As of the date of these consolidated financial statements, 113,178 Class “C” shares are still pending to be converted into Class “B” shares.

(c)Capital Market Act - Law No. 26,831 and amendments

On December 28, 2012 the new Capital Market Law (Law No. 26,831) was published in the Official Gazette. This Law eliminates self-regulation of the capital market; grants new powers to the CNV and supersedes Law No. 17,811 and Decree No. 677/01, among other rules. The Law became effective on January 28, 2013. Since that date, governs the universal scope of the Statutory Regime of Public Offer of Mandatory Acquisition.

Productive Financing Law

On May 11, 2018, Productive Financing Law No. 27,440 was published in the Official Gazette. This law established several amendments to the Capital Markets Law No. 26,831 regarding the extent of the powers of the CNV; the exercise of preemptive rights on shares offered through public offering in the case of capital increases; private placements; public tender offers; the jurisdiction of the federal commercial courts of appeals to review the resolutions issued or sanctions imposed by the CNV, among other amendments.

With regard to public tender offers, under the previous regime, the offeror was obliged to formulate a “fair” price to be fixed by weighing the results of different company valuation methods, with a minimum floor related to the average market price for the six-month period immediately preceding the date of the agreement. Pursuant to the amendments introduced by Law No. 27,440 to the Capital Markets Law, the obligation is objective and consists in offering the higher of two existing prices: the price that the offeror would have paid or agreed during the 12 months immediately preceding the first day of the public tender offer period, and the average price of the securities subject to the offer during the semester immediately preceding the date of the announcement of the transaction under which the change of control is agreed upon.

On December 28, 2018, CNV General Resolution No. 779/2018 was published in the Official Gazette, pursuant to which the regulatory framework applicable to the Public Tender Offers is regulated.

(d)Acquisition of Treasury Shares

The Company’s Ordinary Shareholders’ Meeting held on April 23, 2013, which was adjourned until May 21, 2013, approved at its second session of deliberations, the creation of a “Voluntary Reserve for Capital Investments” of $1,200, granting powers to the Company’s Board of Directors to decide its total or partial application, and to approve the methodology, terms and conditions of such investments.

In connection with the above mentioned, on May 22, 2013, the Board of Directors approved a Company’s Treasury Shares Acquisition Program in the market in Argentine pesos (the “Treasury Shares Acquisition Program”) so as to avoid any possible damages to the Company and its shareholders derived from fluctuations and unbalances between the shares’ price and the Company’s solvency, for the following maximum amount and deadline:

•	Maximum amount to be invested: $1,200.
•	Deadline for the acquisitions: until April 30, 2014.

According to the offer made on November 7, 2013 by Fintech for the acquisition of the controlling interest of the Telecom Italia Group in Telecom Argentina, Telecom Argentina suspended the acquisition of treasury shares and its Board of Directors considered appropriate to request the opinion of the CNV on the applicability of the new provisions contained in the rules issued by that entity (Title II, Chapter I, Section 13 and concurring) with respect to the continuation of the Treasury Shares Acquisition Program.

The CNV did not answer the Company’s request and the Telecom Argentina’s Board of Directors, at its meeting held on May 8, 2014, decided to conclude the request considering that the Treasury Shares Acquisition Program finished on April 30, 2014, which had been approved by Telecom Argentina’s Board of Directors Meeting held on May 22, 2013.

Telecom Argentina’s Board of Directors, at its meeting held on June 27, 2014, decided to request a new opinion from the CNV to confirm whether Telecom Argentina is obliged to refrain from acquiring treasury shares in the market under Section 13, Chapter I, Title II of the CNV rules (NT 2013).

Pursuant to Section 67 of Law No. 26,831, the Company should sell its treasury shares within three years of the date of acquisition, although the Company´s Shareholders’ Meetings provides an extension. Pursuant to Section 221 of the LGS, the rights of treasury shares shall be suspended until such shares are sold, and shall not be taken into account to determine the quorum or the majority of votes at the Shareholders’ Meetings. No restrictions apply to Retained Earnings as a result of the creation of a specific reserve for such purposes named “Voluntary Reserve for Capital Investments”.

The Company’s Shareholders’ Meeting held on April 29, 2016 approved a three-year extension to the term established in Section 67 of Law No. 26,831 for the disposal of the treasury shares.

Capital Reduction. Cancellation of Treasury Shares.

First Tranch as of June 30, 2019

Pursuant to Section 67 of the Capital Markets Law No. 26,831, between May 28, 2019 and June 28, 2019, Telecom Argentina reduced its capital stock by the operation of law for a nominal value of $3,672,960, through the cancellation of 3,672,960 Class “B” ordinary shares with nominal value of $1 Argentine peso each and entitled to 1 vote per share, held as treasury shares. After this reduction made by the operation of law, the capital stock of Telecom Argentina as of June 30, 2019 was composed of a total of 2,165,236,424 book-entry ordinary shares with nominal value of $1 Argentine peso each and entitled to one vote per share.

This first tranch reduction was registered in the General Board of Corporations on September 19, 2019.

Second Tranch as of September 30, 2019

Pursuant to Section 67 of the Capital Markets Law No. 26,831, between July 1st, 2019 and September 30, 2019, Telecom Argentina reduced its capital stock by the operation of law for a nominal value of $7,763,693, through the cancellation of 7,763,693 Class “B” ordinary shares with nominal value of $1 Argentine peso each and entitled to 1 vote per share, held as treasury shares. After this reduction made by the operation of law, the capital stock of Telecom Argentina as of September 30, 2019 was composed of a total of 2,157,472,731 ordinary shares, with nominal value of $1 Argentine peso each and entitled to one vote per share.

This second tranch reduction was registered in the General Board of Corporations on December 17, 2019.

Third Tranch as of November 5, 2019

Pursuant to Section 67 of the Capital Markets Law No. 26,831, between October 1st, 2019 and November 5, 2019, Telecom Argentina reduced its capital stock by the operation of law for a nominal value of $3,784,720, through the cancellation of 3,784,720 Class “B” ordinary shares with nominal value of $1 Argentine peso each and entitled to 1 vote per share, held as treasury shares.

This third tranch reduction was registered in the General Board of Corporations on February 28, 2020.

As a consequence of the capital reductions mentioned in the previous paragraphs, the Company recognized a decrease in its treasury shares of $15, a decrease in the Inflation Adjustment of $954 and a decrease in the Treasury Shares Acquisition Cost of $2,761, with an offsetting entry in Retained earnings of $1,792.

As of the date of these consolidated financial statements, the Company does not hold treasury shares.

(e)Law No. 27,260 of “Historical Repair to Retired and Pensioned”

On July 22, 2016, Law No. 27,260 of “Historic Reparation for Retired Persons and Pensioners”, abolishing Law No. 27,181 on "Declaration of public interest of the protection of the social participations of the National State that make up the investment portfolio of the “Sustainability Guarantee Fund of the Argentine Pension Integrated System" in its Section 35, was published in the Official Gazette. In addition, Section 30 of Law No. 27,260 provides that the transfer of shares of public corporations authorized by the CNV that are part of the FGS is banned without a previous and express authorization of the Federal Congress if, as a result of such transfer, the FGS’s holding of the above referred securities becomes less than 7% of the aggregate assets of the FGS. The following exceptions apply: “1.Tender offers addressed to all holders of such assets at a fair price authorized by the CNV, pursuant to the terms of Chapters II, III and IV of Title III of Law No. 26,831. 2. Swaps of shares for other shares of the same or another corporation as a result of a merger, split or other corporate reorganization.”

(f)Decree No. 894/2016: exercise of corporate, political and economic rights by the ANSES

On July 28, 2016, Decree No. 894/2016 was published in the Official Gazette, providing that in those corporations which shares are part of the Sustainability Guarantee Fund of the Argentine Pension Integrated System’ portfolio, the corporate, political and economic rights corresponding to such shares shall not be exercised by the Secretary of Economic Politics and Development Planning, but shall instead be exercised by the Federal Management of Social Security (“ANSES”).

In addition, Decree No. 894/2016 provides that the Directors appointed by ANSES shall have the functions, duties and powers provided in the LGS, the Capital Market Law No. 26,831 and their complementary regulations, all other rules applicable to corporations in which they act as directors, and their bylaws and internal regulations, and that they shall be exposed to all the liabilities applicable under such rules, not being subject to the provisions of Decree No. 1,278/2012 and No.196/2015 (the latter in connection with its delimitation of responsibility).